COMMITMENTS AND CONTINGENCIES - Royalty commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Base payment for royalty	$ 3,000
2030
COMMITMENTS AND CONTINGENCIES
Payment for royalty expense	3,000
Base payment for royalty	$ 300
Net revenues of rotational scanning product from US$0 to US$425,000
COMMITMENTS AND CONTINGENCIES
Percentage of royalty on net revenue	4.00%
Net revenues of rotational scanning product from US$0 to US$425,000 | Minimum
COMMITMENTS AND CONTINGENCIES
Net revenues of rotational scanning product	$ 0
Net revenues of rotational scanning product from US$0 to US$425,000 | Maximum
COMMITMENTS AND CONTINGENCIES
Net revenues of rotational scanning product	$ 425,000
Net revenues of rotational scanning product from US$425,000 to US$2,925,000
COMMITMENTS AND CONTINGENCIES
Percentage of royalty on net revenue	3.00%
Net revenues of rotational scanning product from US$425,000 to US$2,925,000 | Minimum
COMMITMENTS AND CONTINGENCIES
Net revenues of rotational scanning product	$ 425,000
Net revenues of rotational scanning product from US$425,000 to US$2,925,000 | Maximum
COMMITMENTS AND CONTINGENCIES
Net revenues of rotational scanning product	$ 2,925,000
Net revenues of rotational scanning product from US$2,925,000 to above
COMMITMENTS AND CONTINGENCIES
Percentage of royalty on net revenue	2.00%
Net revenues of rotational scanning product	$ 2,925,000